Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Entity Information
Entity Registrant Name	Navios Maritime Holdings Inc.
Trading Symbol	NM
Entity Central Index Key	0001333172
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	120,386,472